Bonds, notes and other obligations - Summary of bonds, notes and other obligations (Detail) S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 PEN (S/)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 PEN (S/)
Disclosure of detailed information about borrowings [line items]
Amount issued	S/ 13,275,494		S/ 13,070,956
Borrowings	5,590,408		6,075,433
Interest payable	S/ 116,120		128,047
Six Point Six Two Five Percentage Subordinated Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	6.625%	6.625%
Annual interest rate, basis	since that date, the interest rate changes to 5-year U.S. Treasury plus 365.2 basis points.
Local Issuances [Member] | Subordinated Bonds Third Program Fourth Single Series [Member]
Disclosure of detailed information about borrowings [line items]
Issuer	Interseguro
Annual interest rate	7.09375%	7.09375%
Interest Payment	Semi-annually
Borrowings Maturity	2034
Amount issued | $		$ 34,780
Borrowings	S/ 116,965		130,912
Local Issuances [Member] | Subordinated Bonds Third Program Third Single Series [Member]
Disclosure of detailed information about borrowings [line items]
Issuer	Interseguro
Annual interest rate	4.84375%	4.84375%
Interest Payment	Semi-annually
Borrowings Maturity	2030
Amount issued | $		$ 25,000
Borrowings			94,100
Local Issuances [Member] | Subordinated Bonds Third Program [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	S/ 116,965		225,012
Local Issuances [Member] | Negotiable Certificates Of Deposit Second Program First D Series [Member]
Disclosure of detailed information about borrowings [line items]
Issuer	Interbank
Annual interest rate	4.5625%	4.5625%
Interest Payment	Annual
Borrowings Maturity	2026
Amount issued	S/ 106,650
Borrowings	S/ 104,107
Local Issuances [Member] | Negotiable Certificates Of Deposit Second Program First E Series [Member]
Disclosure of detailed information about borrowings [line items]
Issuer	Interbank
Annual interest rate	4.46875%	4.46875%
Interest Payment	Annual
Borrowings Maturity	2026
Amount issued	S/ 101,250
Borrowings	S/ 98,127
Local Issuances [Member] | Negotiable Certificates of Deposit Second Program First A Series [Member]
Disclosure of detailed information about borrowings [line items]
Issuer	Interbank
Annual interest rate	5.21875%	5.21875%
Interest Payment	Annual
Borrowings Maturity	2025
Amount issued	S/ 112,964
Borrowings			110,010
Local Issuances [Member] | Negotiable Certificates of Deposit Second Program First B Series [Member]
Disclosure of detailed information about borrowings [line items]
Issuer	Interbank
Annual interest rate	4.9375%	4.9375%
Interest Payment	Annual
Borrowings Maturity	2025
Amount issued	S/ 138,435
Borrowings			133,852
Local Issuances [Member] | Negotiable Certificates of Deposit Second Program First C Series [Member]
Disclosure of detailed information about borrowings [line items]
Issuer	Interbank
Annual interest rate	4.59375%	4.59375%
Interest Payment	Annual
Borrowings Maturity	2025
Amount issued	S/ 102,000
Borrowings			97,643
Local Issuances [Member] | Negotiable Certificates of Deposit Second Program [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	S/ 202,234		341,505
Local Issuances [Member] | Corporate Bonds Fourth Program First A Series
Disclosure of detailed information about borrowings [line items]
Issuer	Interseguro
Annual interest rate	6.75%	6.75%
Interest Payment	Semi-annually
Borrowings Maturity	2034
Amount issued | $		$ 28,706
Borrowings	S/ 96,538		108,049
Local Issuances [Member] | Corporate Bonds Fourth Program First B Series
Disclosure of detailed information about borrowings [line items]
Issuer	Interseguro
Annual interest rate	6.50%	6.50%
Interest Payment	Semi-annually
Borrowings Maturity	2035
Amount issued | $		$ 18,217
Borrowings	S/ 61,264
Local Issuances [Member] | Corporate Bonds Fourth Program First C Series
Disclosure of detailed information about borrowings [line items]
Issuer	Interseguro
Annual interest rate	6.1875%	6.1875%
Interest Payment	Semi-annually
Borrowings Maturity	2035
Amount issued | $		$ 19,386
Borrowings	S/ 65,195
Local Issuances [Member] | Corporate Bonds Second Program fifth A Series [Member]
Disclosure of detailed information about borrowings [line items]
Issuer	Interbank
Annual interest rate, basis	3.41% + VAC
Interest Payment	Semi-annually
Borrowings Maturity	2029
Amount issued	S/ 150,000
Borrowings	150,000		150,000
Local Issuances [Member] | Corporate Bonds Fourth Program [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	222,997		108,049
Local Issuances [Member] | Corporate Bonds Second Program [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	692,196		824,566
International Issuances [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	S/ 4,782,092		5,122,820
International Issuances [Member] | Five Percent Corporate Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Issuer	Interbank
Annual interest rate	5.00%	5.00%
Interest Payment	Semi-annually
Borrowings Maturity	2026
Amount issued	S/ 312,000
Borrowings	S/ 311,910		311,788
International Issuances [Member] | Three Point Two Five Zero Percent Corporate Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Issuer	Interbank
Annual interest rate	3.25%	3.25%
Interest Payment	Semi-annually
Borrowings Maturity	2026
Amount issued	S/ 400,000
Borrowings	S/ 1,343,800		1,501,894
International Issuances [Member] | Senior Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Issuer	IFS
Annual interest rate	4.125%	4.125%
Interest Payment	Semi-annually
Borrowings Maturity	2027
Amount issued	S/ 300,000
Borrowings	S/ 950,200		1,062,514
International Issuances [Member] | Four Percent Subordinated Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Issuer	Interbank
Annual interest rate	4.00%	4.00%
Interest Payment	Semi-annually
Borrowings Maturity	2030
Amount issued	S/ 300,000
Borrowings			1,124,502
International Issuances [Member] | Seven Point Six Two Five Percentage Subordinated Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Issuer	Interbank
Annual interest rate	7.625%	7.625%
Interest Payment	Semi-annually
Borrowings Maturity	2034
Amount issued	S/ 300,000
Borrowings	S/ 1,004,174		1,122,122
International Issuances [Member] | Six Point Three Nine Seven Percent Subordinated Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Issuer	Interbank
Annual interest rate	6.397%	6.397%
Interest Payment	Semi-annually
Borrowings Maturity	2035
Amount issued	S/ 350,000
Borrowings	1,172,008
Local and International Issuances [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	S/ 5,474,288		S/ 5,947,386